Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Liabilities

As of December 31, 2024 and 2023, lease liabilities consist of the following:

	December 31,
Operating lease	2024	2023
Lease liabilities – current portion	$108,526	$207,128
Lease liabilities – non-current portion	10,231	118,979
Total	$118,757	$326,107

	December 31,
Finance lease	2024	2023
Lease liabilities – current portion	$-	$6,446

Other lease information is as follows:

	December 31,
	2024	2023
	2.75 years	0.92 years
Weighted-average discount rate – operating leases	5%	5%
Short term lease cost	$234,767	$114,937

Schedule of Future Minimum Payments under Operating Leases

The following is a schedule of future minimum payments under operating leases as of December 31, 2024:

December 31, 2024
Not later than 1 year	$111,321
Between 1 to 2 years	10,300
-
Total lease payments	121,621
Less: imputed interest	(2,864)
Total operating lease liabilities, net of interest	$118,757